Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of accrued liabilities [Abstract]
External research and development fees	$ 215,120	$ 35,770
Operational expenses	148,804	774,223
Professional and other fees	525,957	981,046
Accrued interest	409,193	409,193
Accrued liabilities	$ 1,299,074	$ 2,200,232